Directors and key management remuneration (Tables)	12 Months Ended
Dec. 31, 2018
Directors' and key management remuneration
Schedule of directors' remuneration

	2018	2017
Directors' remuneration	£000	£000
Non Executive Directors	2,001	1,747
Chairman and executive directors-emoluments	4,657	5,299
	6,658	7,046
Amounts receivable under long-term incentive plans and share option plans	—	1,225
Total	6,658	8,271

Schedule of compensation of key management

	2018	2017
	£000	£000
Short-term benefits	20,316	19,019
Post-employment benefits	82	434
Share-based payments	—	3,558
	20,398	23,011